January 6, 1998

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:	Office of Filings, Information and Consumer Services

RE:	Wilshire Target Funds, Inc. (the "Fund")
	File No. 811-7076

Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above-referenced Fund do not differ from that contained in Post-Effective Amendment No. 12 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on December 29, 1997 as Accession No. 0000927405-97-000495.

	Any comments on this filing should be directed to Raina
Williams, Paralegal at (617) 573-1587.

	Please return an electronic transmittal as evidence of your receipt of this filing.

							Very truly yours,
							/s/ Julie A. Tedesco
							Julie A. Tedesco
							Counsel

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